ING VP RESEARCH ENHANCED INDEX PORTFOLIO
                            ING VP MAGNACAP PORTFOLIO
                      ING VP INTERNATIONAL VALUE PORTFOLIO
                        ING VP HIGH YIELD BOND PORTFOLIO

                   SUPPLEMENT DATED MAY 1, 2003 TO THE CLASS R
                           ING VARIABLE PRODUCT TRUST
                          PROSPECTUS DATED MAY 1, 2003

The information following the "Year by Year Total Returns (%)" bar chart under "Best and worst quarterly performance during this period:" for each Portfolio shown below is replaced as follows:

ING VP RESEARCH ENHANCED INDEX PORTFOLIO

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 12.76%
                            3rd quarter 2002: -17.44%

ING VP MAGNACAP PORTFOLIO

            Best and worst quarterly performance during this period:
                             4th quarter 2002: 9.29%
                            3rd quarter 2002: -22.29%

ING VP INTERNATIONAL VALUE PORTFOLIO

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 23.74%
                            3rd quarter 2002: -18.89%

ING VP HIGH YIELD BOND PORTFOLIO

            Best and worst quarterly performance during this period:
                             4th quarter 2002: 6.74%
                            3rd quarter 1998: -7.97%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                    ING VP RESEARCH ENHANCED INDEX PORTFOLIO
                      ING VP LARGE COMPANY VALUE PORTFOLIO
                            ING VP MAGNACAP PORTFOLIO
                      ING VP INTERNATIONAL VALUE PORTFOLIO
                        ING VP HIGH YIELD BOND PORTFOLIO

                   SUPPLEMENT DATED MAY 1, 2003 TO THE CLASS S
                           ING VARIABLE PRODUCT TRUST
                          PROSPECTUS DATED MAY 1, 2003

1. The information following the "Year by Year Total Returns (%)" bar chart under "Best and worst quarterly performance during this period:" for each Portfolio shown below is replaced as follows:

ING VP RESEARCH ENHANCED INDEX PORTFOLIO

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 12.76%
                            3rd quarter 2002: -17.44%

ING VP LARGE COMPANY VALUE PORTFOLIO

            Best and worst quarterly performance during this period:
                            4th quarter 2002: 10.67%
                            3rd quarter 2002: -22.54%

ING VP MAGNACAP PORTFOLIO

            Best and worst quarterly performance during this period:
                             4th quarter 2002: 9.30%
                            3rd quarter 2002: -22.35%

ING VP INTERNATIONAL VALUE PORTFOLIO

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 23.74%
                            3rd quarter 2002: -18.89%

ING VP HIGH YIELD BOND PORTFOLIO

            Best and worst quarterly performance during this period:
                             4th quarter 2002: 6.74%
                            3rd quarter 1998: -7.97%

2. On page 49, the Portfolio turnover rate for the ING VP Large Company Value Portfolio Class S shares for the Year Ended December 31, 2002 should be 41%.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE